Benefit plans and stock-based compensation (Tables)	12 Months Ended
Mar. 28, 2015
Birks Stock Option Plan [Member]
Summary of Activity of Stock Option Plans and Arrangements

The following is a summary of the activity of Birks’ stock option plans and arrangements. The weighted average exercise price for Canadian priced options in the summary below have been converted to U.S. dollars using the exchange rate for Canadian and U.S. dollars as of March 28, 2015:

	Options	Weighted average exercise price
Outstanding March 31, 2012	496,118	$1.26
Granted	130,000	0.89
Forfeited	(1,500)	3.28

Outstanding March 30, 2013	624,618	1.18
Granted	165,000	1.16
Exercised	(74,813)	1.00
Forfeited	(50,220)	1.07

Outstanding March 29, 2014	664,585	1.21
Granted	50,000	1.94
Exercised	(111,372)	1.04
Expired	(15,000)	$7.73
Forfeited	(147,051)	1.10

Outstanding March 28, 2015	441,162	$1.15

Summary of Status of Stock Options

A summary of the status of Birks’ stock options at March 28, 2015 is presented below:

	Options outstanding			Options exercisable
Exercise price	Number outstanding	Weighted average remaining life (years)	Weighted average exercise price	Number exercisable	Weighted average exercise price
$0.84	100,000	8.06	$0.84	0	$0
$0.89-1.00	65,000	7.6	0.89	43,333	0.89
$1.01-1.05	156,162	6.7	1.04	156,162	1.04
$1.25-1.66	70,000	7.2	1.48	30,000	1.25
$1.67-1.94	50,000	9.8	1.94	0	0

	441,162	7.6	$1.15	229,495	$1.04

Mayors Stock Option Plan [Member]
Summary of Status of Stock Options

A summary of the status of the option plans at March 28, 2015 is presented below:

		Options outstanding and exercisable
Exercise price	Number outstanding	Weighted average remaining life (years)	Weighted average exercise price
$1.05	926	5.1	$1.05

Summary of Stock Option Activity

The following is a summary of the activity of Mayors stock option plans:

	Options	Weighted average exercise price
Outstanding March 31, 2012	217,746	$6.06
Expired	(208,665)	6.01

Outstanding March 30, 2013	9,081	7.18
Expired	(5,245)	8.63

Outstanding March 29, 2014	3,836	5.19
Expired	(2,910)	6.51

Outstanding March 28, 2015	926	$1.05